Earnings per share	12 Months Ended
Dec. 31, 2025
Disclosure of earnings per share [Abstract]
Earnings per share	Note 31: Earnings per share

	2025 £m	2024 £m	2023 £m
Profit attributable to ordinary shareholders – basic and diluted	4,196	3,923	4,933

	2025 million	2024 million	2023 million
Weighted average number of ordinary shares in issue – basic	59,790	62,413	64,953
Adjustment for share options and awards	723	661	807
Weighted average number of ordinary shares in issue – diluted	60,513	63,074	65,760

Basic earnings per share	7.0p	6.3p	7.6p
Diluted earnings per share	6.9p	6.2p	7.5p
Note 31: Earnings per share continued
Basic earnings per share are calculated by dividing the net profit attributable to equity shareholders by the weighted average number of ordinary shares in issue during the year, which has been calculated after deducting 105 million (2024: 71 million; 2023: 180 million) ordinary shares representing the Group’s holdings of own shares in respect of employee share schemes.
For the calculation of diluted earnings per share the weighted average number of ordinary shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares that arise in respect of share options and awards granted to employees. The number of shares that could have been acquired at the annual average price of the Company’s shares based on the monetary value of the subscription rights attached to outstanding share options and awards is determined. This is deducted from the number of shares issuable under such options and awards to leave a residual bonus amount of shares which are added to the weighted average number of ordinary shares in issue, but no adjustment is made to the profit attributable to equity shareholders.
There were 1 million anti-dilutive share options and awards excluded from the calculation of diluted earnings per share (2024: 16 million;
2023: 41 million).